Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Aug. 23, 2011	Oct. 23, 2008	Sep. 30, 2012	Sep. 30, 2011
Shareholders Equity [Line Items]
Common stock, shares authorized			224,400,000	224,400,000
Common stock, par value			$ 0.01	$ 0.01
Preferred stock, shares authorized			149,600,000	149,600,000
Preferred stock, par value			$ 0.01	$ 0.01
Common stock, shares outstanding			52,157,225	50,829,276
Preferred stock, shares outstanding			0	0
Stock repurchase program, authorized amount	$ 100,000,000
Shares repurchased under the program			11,300
Value of common stock repurchased		$ 15,200,000	$ 846,000
Weighted average price per share		$ 30.85	$ 74.87
Treasury stock, shares		494,100	505,400	494,100